CLEARONE COMMUNICATIONS, INC. AND SUBSIDIARIES - CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 12,396	$ 11,431
Accounts and other receivables, net	8,924	9,951
Inventories	10,212	8,780
Deferred income taxes	2,975	3,389
Prepaid expenses and other assets	699	446
Total current assets	35,206	33,997
Long-term inventory, net	2,025	2,617
Property and equipment, net	2,755	2,965
Intangibles, net	2,569	2,745
Goodwill	726	726
Deferred income taxes	1,062	913
Other assets	18	18
Total assets	44,361	43,981
Current liabilities:
Accounts payable	2,248	2,362
Accrued liabilities	2,702	4,573
Deferred revenue	3,753	4,306
Total current liabilities	8,703	11,241
Deferred rent	534	584
Other long-term liabilities	456	421
Total liabilities	9,693	12,246
Shareholders' equity:
Common stock, par value $0.001; authorized: 50,000,000 shares; issued and outstanding: 9,058,206 as of June 30, 2011 and 8,929,439 as of December 31, 2010	9	9
Additional paid-in capital	39,873	39,073
Accumulated deficit	(5,214)	(7,347)
Total shareholders' equity	34,668	31,735
Total liabilities and shareholders' equity	$ 44,361	$ 43,981